Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	53,056	151,219	21,994
Less: allowance for doubtful accounts	(3,462)	(9,308)	(1,354)
Total accounts receivable, net	49,594	141,911	20,640

Schedule of Movement in Allowance for Doubtful Accounts

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of year	1,035	3,462	504
Provisions	2,427	6,389	929
Write-offs	—	(543)	(79)
Balance at end of year	3,462	9,308	1,354